Intangible Assets, Net - Estimated Aggregate Amortization Expenses (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 18,986
2026	5,352
2027	1,241
2028	560
2029	699
Thereafter	472
Total	$ 27,310